Loss before tax	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Loss before tax
7.	Loss before tax
  Loss before tax for the financial period is arrived at after charging:
14.05.2024 to 31.08.2024
(4 months)
USD

Auditors’ remuneration	2,000
Incorporation expenses	4,303

7.	Loss before tax
  Loss before tax for the financial period is arrived at after charging:
14.5.2024 to 30.9.2024
USD (Unaudited)

Auditors’ remuneration	-
Incorporation expenses	4,303
7. Loss before tax Loss before tax for the financial period is arrived at after charging:
14.05.2024 to 31.03.2025
(10 months)
USD

Auditors’ remuneration	5,500
Incorporation expenses	13,003

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Loss before tax
25.	Loss before tax

Loss before tax for the financial year is arrived at after charging/(crediting):

	2024	2023
	USD	USD

Auditors’ remuneration:
Current financial year	67,756	10,042
Underprovision in previous financial year	300	629
Amortisation of intangible assets	44,807	91,773
Amortisation of right of use assets	403,019	326,992
Depreciation of property, plant and equipment	455,613	479,861
Expenses relating to short-term leases	49,864	142,592
Gain on disposal of other investment	(215)	-
Impairment losses on investment in unquoted shares	-	343
Impairment losses on investment in associates	-	250
Property, plant and equipment written off	14,083	69,162
Staff costs:
Salaries, wages and allowances	1,053,399	1,007,153
Employees Provident Fund	112,972	107,923
Other employees’ benefit	20,276	20,983

	1,186,647	1,136,059

Included in staff costs of the Group is directors’ remuneration of USD253,792 (2023: USD272,240) as further disclosed in Note 13.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Loss before tax
7.	Loss before tax
  Loss before tax for the financial period is arrived at after charging:
11.04.2024 to 31.5.2024
(2 months)
USD

Auditors’ remuneration	2,000
Incorporation expenses	4,441

25.	Loss before tax

Loss before tax for the financial year is arrived at after charging:

	1.4.2024 to 30.9.2024	1.4.2023 to 30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Auditors’ remuneration:
Current financial year	224,446	491
Amortisation of intangible assets	24,668	-
Amortisation of right of use assets	232,510	155,503
Depreciation of property, plant and equipment	250,522	224,071
Expenses relating to short-term leases	2,595	2,629
Staff costs:
Salaries, wages and allowances	574,278	378,342
Employees Provident Fund	63,963	43,396
Other employees’ benefit	7,068	5,151

	645,309	429,889

Included in staff costs of the Group is directors’ remuneration of USD141,516 (2023: USD124,976) as further disclosed in Note 13.